OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
OTHER PAYABLES
Employees and payroll accruals	$ 4,562	$ 4,223
Accrued expenses	2,090	2,127
Liability for underwriter	1,131	1,021
VAT to customers and suppliers	399	572
Government authorities	640	542
Other	416	435
Total other payables	$ 9,238	$ 8,920